Cash and Cash Equivalents (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 35,079	$ 18,180
Short term deposits and highly liquid funds	267	13,952
Total cash and cash equivalents	$ 35,346	$ 32,132	$ 48,078	$ 51,278